Employee Benefit Plans (Tables)	6 Months Ended
Jun. 30, 2016
Employee Benefit Plans (Tables) [Abstract]
Schedule of the components of net periodic benefit cost
	For the three months ended June 30,		For the six months endedJune 30,

	2016	2015	2016	2015
Components of net periodic benefit cost:
Service cost	$6.859	$6.149	$13.684	$12.521
Interest cost	7.246	6.972	14.575	13.915
Expected return on plan assets	(3.868)	(4.104)	(7.740)	(8.202)
Amortization of unrealized losses	7.519	8.106	15.426	17.335
Amortization of prior service cost	(29)	-	(59)	-
Net periodic benefit costs	$17.727	$17.123	$35.886	$35.569